Bank Loan (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Bank Loan (Details) [Line Items]
Repayments of current borrowings (in Dollars)	$ 750,000
Line of credit (in Dollars)					$ 750,000
Guarantees of debt percentage		50.00%	50.00%
Lending rate		1.25%
Bank loan (in Dollars)				$ 27,000
Signifi Mobile Inc [Member]
Bank Loan (Details) [Line Items]
Line of credit (in Dollars)			$ 4,000,000
Bottom of range [member]
Bank Loan (Details) [Line Items]
Percentage of funding entity in return of the total sale		80.00%
Percentage of funding entity receives payment from the customers		15.00%
Top of range [member]
Bank Loan (Details) [Line Items]
Percentage of funding entity in return of the total sale		85.00%
Percentage of funding entity receives payment from the customers		20.00%